UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03503

UBS RMA Money Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)
Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401
Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—31.31%
Federal Farm Credit Bank
0.310%, due 02/03/12[1]	73,000,000	72,922,681
Federal Home Loan Bank
0.145%, due 10/03/11[2]	135,000,000	135,000,000
0.250%, due 10/03/11[2]	90,000,000	90,000,000
0.050%, due 10/07/11[1]	123,000,000	122,999,317
0.045%, due 10/12/11[1]	63,000,000	62,999,291
0.280%, due 10/12/11[2]	138,000,000	138,000,000
0.050%, due 10/14/11[1]	90,000,000	89,998,625
0.060%, due 10/14/11[1]	150,000,000	149,997,250
0.040%, due 10/26/11[1]	146,736,000	146,732,250
0.075%, due 11/04/11[1]	45,027,000	45,023,998
0.280%, due 11/07/11[2]	137,000,000	137,000,000
0.045%, due 11/18/11[1]	150,000,000	149,991,375
0.100%, due 01/11/12	117,100,000	117,094,209
0.100%, due 02/29/12[1]	22,000,000	21,990,894
0.850%, due 03/28/12[1]	85,572,000	85,536,238
Federal Home Loan Mortgage Corp.*
0.172%, due 10/06/11[2]	200,000,000	199,871,004
0.075%, due 11/07/11[1]	203,572,000	203,557,156
0.070%, due 01/24/12[1]	182,000,000	181,960,011
0.060%, due 02/27/12[1]	200,000,000	199,951,000
0.090%, due 02/27/12[1]	85,600,000	85,568,542
Federal National Mortgage Association*
0.170%, due 10/26/11[1]	71,900,000	71,896,555
0.050%, due 11/02/11[1]	71,267,000	71,264,031
0.060%, due 11/17/11[1]	385,000,000	384,971,125
0.100%, due 12/01/11[1]	125,000,000	124,979,514
0.040%, due 12/02/11[1]	235,000,000	234,984,333
0.040%, due 12/05/11[1]	150,000,000	149,989,500
0.150%, due 01/17/12[1]	75,000,000	74,966,875
0.090%, due 01/19/12[1]	182,000,000	181,950,860
US Treasury Bills
0.040%, due 10/27/11[1]	225,000,000	224,993,985
US Treasury Notes
4.500%, due 11/30/11	144,000,000	144,957,644
4.625%, due 12/31/11	249,000,000	251,724,572
1.375%, due 03/15/12	150,000,000	150,883,621
1.000%, due 04/30/12	115,000,000	115,414,431
0.750%, due 05/31/12	225,000,000	225,779,456
1.375%, due 09/15/12	190,000,000	192,204,000
Total US government and agency obligations (cost—$5,037,154,343)		5,037,154,343

Time deposits—2.95%
Banking-non-US—2.95%
Dnb NOR ASA, Cayman Islands
0.010%, due 10/03/11	175,000,000	175,000,000
State Street Bank & Trust Co., Cayman Islands
0.010%, due 10/03/11	300,000,000	300,000,000
Total time deposits (cost—$475,000,000)		475,000,000

Bank note—1.87%
Banking-US—1.87%
Bank of America N.A.
0.240%, due 11/02/11 (cost—$300,000,000)	300,000,000	300,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—18.65%
Banking-non-US—16.13%
Abbey National Treasury Services PLC
0.700%, due 10/17/11[2]	155,000,000	155,000,000
0.450%, due 10/18/11[2]	69,000,000	69,000,000
BNP Paribas SA
0.399%, due 10/17/11[2]	64,250,000	64,250,000
Credit Suisse First Boston
0.180%, due 10/07/11	312,000,000	312,000,000
Lloyds TSB Bank PLC
0.500%, due 10/19/11[2]	75,000,000	75,000,000
National Australia Bank Ltd.
0.269%, due 10/14/11[2]	110,000,000	110,000,000
0.270%, due 10/19/11[2]	35,000,000	34,999,682
Natixis
0.380%, due 10/03/11[2]	120,000,000	120,000,000
0.388%, due 10/13/11[2]	90,000,000	90,000,000
Nordea Bank Finland
0.170%, due 10/14/11	150,000,000	150,000,000
0.400%, due 06/12/12	90,000,000	90,000,000
0.400%, due 06/12/12	10,000,000	10,000,000
Royal Bank of Canada
0.260%, due 10/03/11[2]	58,750,000	58,750,000
0.275%, due 10/03/11[2]	60,000,000	60,000,000
0.260%, due 01/11/12	149,000,000	149,000,000
Royal Bank of Scotland PLC
0.553%, due 10/25/11[2]	155,000,000	155,000,000
Sumitomo Mitsui Banking Corp.
0.150%, due 10/04/11	400,000,000	400,000,000
0.150%, due 10/07/11	95,000,000	95,000,000
Toronto-Dominion Bank
0.080%, due 10/24/11	331,750,000	331,750,000
Westpac Banking Corp.
0.270%, due 10/03/11[2]	65,250,000	65,250,000
		2,594,999,682
Banking-US—2.52%
Citibank N.A.
0.140%, due 10/26/11	246,000,000	246,000,000
State Street Bank & Trust Co.
0.150%, due 10/12/11	160,000,000	160,000,000
		406,000,000
Total certificates of deposit (cost—$3,000,999,682)		3,000,999,682

Commercial paper[1]—39.73%
Asset backed-banking US—2.24%
Atlantis One Funding
0.200%, due 10/03/11	166,000,000	166,000,000
0.200%, due 10/13/11	150,000,000	149,991,667
0.200%, due 10/14/11	45,000,000	44,997,250
		360,988,917
Asset backed-miscellaneous—17.05%
Amsterdam Funding Corp.
0.240%, due 10/03/11	45,000,000	45,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Atlantic Asset Securitization LLC
0.650%, due 10/03/11	200,000,000	200,000,000
Barton Capital LLC
0.700%, due 10/04/11	100,000,000	99,998,056
Bryant Park Funding LLC
0.170%, due 10/06/11	95,000,000	94,998,654
Chariot Funding LLC
0.160%, due 10/03/11	45,000,000	45,000,000
0.160%, due 10/12/11	155,000,000	154,993,800
0.140%, due 10/27/11	50,000,000	49,995,333
0.140%, due 11/04/11	210,000,000	209,974,683
Falcon Asset Securitization Corp.
0.160%, due 10/04/11	125,000,000	124,999,444
0.140%, due 10/20/11	31,000,000	30,997,951
Gotham Funding Corp.
0.240%, due 10/03/11	125,000,000	125,000,000
0.210%, due 10/26/11	120,000,000	119,983,900
Jupiter Securitization Co. LLC
0.150%, due 11/08/11	100,000,000	99,985,000
Liberty Street Funding LLC
0.200%, due 10/03/11	91,000,000	91,000,000
0.180%, due 10/06/11	59,200,000	59,199,112
0.130%, due 10/11/11	50,000,000	49,998,556
Old Line Funding Corp.
0.190%, due 11/08/11	116,529,000	116,506,859
0.190%, due 11/21/11	100,000,000	99,974,139
0.220%, due 12/05/11	47,000,000	46,981,905
Regency Markets No.1 LLC
0.100%, due 10/03/11	45,223,000	45,223,000
Salisbury Receivables Co. LLC
0.230%, due 10/04/11	70,000,000	69,999,553
0.210%, due 10/28/11	73,000,000	72,989,354
Sheffield Receivables Corp.
0.210%, due 10/13/11	85,000,000	84,995,042
0.230%, due 11/04/11	43,000,000	42,991,209
0.230%, due 11/07/11	50,000,000	49,988,819
0.250%, due 11/09/11	94,000,000	93,975,847
0.260%, due 12/08/11	90,000,000	89,957,100
Thunderbay Funding
0.190%, due 11/21/11	59,000,000	58,984,742
Variable Funding Capital Corp.
0.170%, due 10/14/11	116,651,000	116,644,941
0.170%, due 11/01/11	46,000,000	45,993,701
Windmill Funding Corp.
0.240%, due 10/04/11	76,084,000	76,083,493
0.270%, due 10/27/11	30,000,000	29,994,600
		2,742,408,793
Asset backed-securities—2.50%
Argento Variable Funding Co. LLC
0.220%, due 10/03/11	125,000,000	125,000,000
0.250%, due 10/03/11	110,000,000	110,000,000
0.250%, due 10/17/11	69,000,000	68,993,292
0.280%, due 10/24/11	98,000,000	97,983,993
		401,977,285

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Banking-non-US—3.76%
Barclays Bank PLC
0.200%, due 10/05/11	200,000,000	199,997,778
Commonwealth Bank of Australia
0.180%, due 10/11/11	180,000,000	179,992,800
Kreditanstalt für Wiederaufbau
0.090%, due 10/06/11	90,000,000	89,999,325
0.080%, due 10/11/11	110,000,000	109,998,044
Svenska Handelsbanken, Inc.
0.250%, due 12/14/11	25,000,000	24,987,500
		604,975,447
Banking-US—8.13%
ABN Amro Funding USA LLC
0.320%, due 11/01/11	200,000,000	199,948,444
Deutsche Bank Financial LLC
0.200%, due 10/03/11	152,000,000	152,000,000
0.230%, due 10/06/11	99,750,000	99,748,088
0.290%, due 10/19/11	200,000,000	199,974,222
ING (US) Funding LLC
0.170%, due 10/12/11	145,000,000	144,993,838
0.170%, due 10/14/11	120,000,000	119,993,767
Nordea N.A., Inc.
0.310%, due 11/28/11	147,000,000	146,929,113
Societe Generale N.A., Inc.
0.400%, due 10/05/11	100,000,000	99,997,778
State Street Corp.
0.150%, due 10/13/11	145,000,000	144,993,958
		1,308,579,208
Beverage/bottling—1.81%
Coca-Cola Co.
0.100%, due 11/10/11	93,000,000	92,990,183
0.090%, due 11/14/11	75,000,000	74,992,125
0.100%, due 11/28/11	123,000,000	122,980,867
		290,963,175
Finance-noncaptive diversified—2.17%
General Electric Capital Corp.
0.250%, due 01/17/12	200,000,000	199,852,778
0.250%, due 02/09/12	150,000,000	149,865,625
		349,718,403
Health care—0.76%
Abbot Laboratories
0.030%, due 10/04/11	75,000,000	74,999,937
0.060%, due 10/25/11	47,000,000	46,998,277
		121,998,214
Retail-discount—1.31%
Wal-Mart Stores, Inc.
0.060%, due 10/12/11	60,000,000	59,999,100
0.060%, due 10/13/11	100,000,000	99,998,333
0.070%, due 10/18/11	50,000,000	49,998,542
		209,995,975
Total commercial paper (cost—$6,391,605,417)		6,391,605,417

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—2.07%
Banking-non-US—1.15%
Svenska Handelsbanken
0.376%, due 12/08/11[2,3]	114,000,000	114,000,000
Westpac Securities NZ Ltd.
0.392%, due 10/04/11[2,3]	70,500,000	70,500,000
		184,500,000
Banking-US—0.43%
JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[2]	70,000,000	70,000,000

Supranational—0.49%
International Finance Corp.
0.050%, due 10/21/11[1]	79,000,000	78,998,025
Total short-term corporate obligations (cost—$333,498,025)		333,498,025

Repurchase agreements—4.70%
Repurchase agreement dated 09/30/11 with Bank of America, 0.030% due 10/03/11, collateralized by $75,000,000 Federal Farm Credit Bank obligations, zero coupon to 2.125% due 12/21/11 to 06/20/12, $120,760,000 Federal Home Loan Bank obligations, 0.130% to 3.625% due 11/09/11 to 01/26/18, $104,762,000 Federal Home Loan Mortgage Corp. obligations, 2.125% to 4.875% due 03/23/12 to 06/13/18 and $169,321,000 Federal National Mortgage Association obligations, 0.600% to 5.800% due 08/10/12 to 01/15/30; (value—$459,002,269); proceeds: $450,001,125	450,000,000	450,000,000
Repurchase agreement dated 09/30/11 with Barclays Capital, Inc., 0.050%, due 10/03/11, collateralized by $49,275,000 Federal Home Loan Bank obligations, 0.160% due 08/17/12 and $48,616,000 Federal National Mortgage Association obligations, 5.000% due 02/13/17; (value—$107,102,311); proceeds: $105,000,438	105,000,000	105,000,000
Repurchase agreement dated 09/30/11 with Deutsche Bank Securities, Inc., 0.050% due 10/03/11, collateralized by $10,540,000 Federal Home Loan Bank obligations, 1.875% due 06/21/13 and $69,963,000 Federal National Mortgage Association obligations, 5.355% due 11/24/17; (value—$97,414,203); proceeds: $95,500,398	95,500,000	95,500,000
Repurchase agreement dated 09/30/11 with Goldman Sachs & Co., 0.040% due 10/03/11, collateralized by $12,737,000 Federal Home Loan Mortgage Corp. obligations, 1.000% to 4.500% due 07/30/14 to 07/22/30, $1,000,000 Resolution Funding Strips, zero coupon due 01/15/29 and $36,344,000 Tennessee Valley Authority obligations, 4.700% due 07/15/33; (value—$56,100,549); proceeds: $55,000,183	55,000,000	55,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/11 with Morgan Stanley & Co., 0.050% due 10/03/11, collateralized by $50,718,000 Federal Home Loan Mortgage Corp. obligations, 0.625% due 12/28/12; (value—$51,000,866); proceeds: $50,000,208	50,000,000	50,000,000
Repurchase agreement dated 09/30/11 with State Street Bank & Trust Co., 0.010% due 10/03/11, collateralized by $80,526 Federal Home Loan Mortgage Corp., 0.900% due 09/12/14; (value—$80,644); proceeds: $79,000	79,000	79,000
Total repurchase agreements (cost—$755,579,000)		755,579,000
Total investments (cost—$16,293,836,467 which approximates cost for federal income tax purposes)[4]—101.28%		16,293,836,467
Liabilities in excess of other assets—(1.28)%		(206,662,659)
Net assets (applicable to 16,088,476,252 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		16,087,173,808

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.
2

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.15% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	5,037,154,343	—	5,037,154,343
Time deposits	—	475,000,000	—	475,000,000
Bank note	—	300,000,000	—	300,000,000
Certificates of deposit	—	3,000,999,682	—	3,000,999,682
Commercial paper	—	6,391,605,417	—	6,391,605,417
Short-term corporate obligations	—	333,498,025	—	333,498,025
Repurchase agreements	—	755,579,000	—	755,579,000
Total	—	16,293,836,467	—	16,293,836,467

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	73.9
United Kingdom	6.5
Canada	3.7
Japan	3.0
Cayman Islands	2.9
Australia	2.8
Switzerland	1.9
France	1.7
Finland	1.5
Germany	1.2
Sweden	0.9
Total	100.0

Weighted average maturity - 43 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2011.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—47.98%
Federal Farm Credit Bank
0.190%, due 10/03/11[1]	47,000,000	47,000,000
0.250%, due 10/05/11[2]	25,000,000	24,999,653
0.010%, due 10/06/11[2]	40,000,000	39,999,967
0.155%, due 10/10/11[1]	50,000,000	49,998,055
0.020%, due 10/18/11[2]	15,000,000	14,999,875
0.010%, due 11/25/11[2]	10,000,000	9,999,853
0.290%, due 11/28/11[2]	20,000,000	19,990,978
0.270%, due 12/22/11[1]	40,000,000	40,000,000
0.170%, due 08/31/12[2]	30,000,000	29,952,825
Federal Home Loan Bank
0.145%, due 10/03/11[1]	50,000,000	50,000,000
0.180%, due 10/03/11[1]	50,000,000	50,000,000
0.250%, due 10/03/11[1]	177,500,000	177,500,000
0.050%, due 10/05/11[2]	75,000,000	74,999,792
0.100%, due 10/06/11[2]	50,000,000	49,999,583
0.050%, due 10/07/11[2]	75,000,000	74,999,583
0.100%, due 10/12/11[2]	50,000,000	49,998,750
0.280%, due 10/12/11[1]	50,000,000	50,000,000
0.040%, due 10/26/11[2]	38,500,000	38,499,016
0.185%, due 10/26/11[1]	35,000,000	34,992,461
0.280%, due 11/07/11[1]	50,000,000	50,000,000
0.300%, due 11/08/11	25,000,000	24,999,877
0.060%, due 11/14/11[2]	50,000,000	49,996,500
0.285%, due 11/18/11	12,925,000	12,924,210
0.260%, due 11/23/11	50,000,000	49,997,625
0.300%, due 12/15/11[1]	50,000,000	50,000,000
0.100%, due 01/19/12	50,000,000	49,994,984
0.150%, due 04/16/12	50,000,000	49,996,649
1.375%, due 06/08/12	55,000,000	55,414,716
0.200%, due 08/06/12[2]	102,345,000	102,169,876
Federal Home Loan Mortgage Corp.*
0.172%, due 10/06/11[1]	35,000,000	34,977,426
Federal National Mortgage Association*
0.050%, due 11/02/11[2]	19,000,000	18,999,208
0.060%, due 11/02/11[2]	158,958,000	158,950,052
0.060%, due 11/07/11[2]	100,000,000	99,994,167
0.150%, due 01/17/12[2]	50,000,000	49,977,917
0.000%, due 03/01/12[2]	100,000,000	99,958,333
US Treasury Notes
4.625%, due 10/31/11	103,000,000	103,344,957
1.750%, due 11/15/11	40,000,000	40,069,966
0.750%, due 11/30/11	50,000,000	50,052,067
4.500%, due 03/31/12	20,000,000	20,421,885
0.750%, due 05/31/12	25,000,000	25,088,194
Total US government and agency obligations (cost—$2,125,259,000)		2,125,259,000

Repurchase agreements—15.82%
Repurchase agreement dated 09/30/11 with Bank of America, 0.020% due 10/03/11, collateralized by $203,713,600 US Treasury Notes, 1.000% due 09/30/16; (value—$204,000,021); proceeds: $200,000,333	200,000,000	200,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/11 with Barclays Capital, Inc., 0.050% due 10/03/11, collateralized by $249,790,100 US Treasury Bonds, 7.125% due 02/15/23 and $76,335,900 US Treasury Notes, 2.000% due 04/30/16; (value—$459,000,101); proceeds: $450,001,875	450,000,000	450,000,000
Repurchase agreement dated 09/30/11 with Morgan Stanley & Co., 0.010% due 10/03/11, collateralized by $50,250,600 US Treasury Notes, 0.750% to 1.250% due 06/15/14 to 10/31/15; (value—$51,000,009); proceeds: $50,000,042	50,000,000	50,000,000
Repurchase agreement dated 09/30/11 with State Street Bank & Trust Co., 0.010% due 10/03/11, collateralized by $530,045 Federal Home Loan Mortgage Corp obligations, 0.900% due 09/12/14; (value—$530,824); proceeds: $520,000	520,000	520,000
Total repurchase agreements (cost—$700,520,000)		700,520,000
Total investments (cost—$2,825,779,000 which approximates cost for federal income tax purposes)[3]—63.80%		2,825,779,000
Other assets in excess of liabilities—36.20%		1,603,425,231
Net assets (applicable to 4,429,731,995 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,429,204,231

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2	Rates shown are the discount rates at date of purchase.
3

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,125,259,000	—	2,125,259,000
Repurchase agreements	—	700,520,000	—	700,520,000
Total	—	2,825,779,000	—	2,825,779,000

Weighted average maturity—34 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2011.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—20.27%
Federal Farm Credit Bank
0.010%, due 10/06/11[1]	15,000,000	14,999,987
0.020%, due 10/19/11[1]	10,000,000	9,999,911
0.230%, due 11/08/11[1]	5,000,000	4,998,850
Federal Home Loan Bank
0.145%, due 10/03/11[2]	12,000,000	12,000,000
0.250%, due 10/03/11[2]	4,000,000	4,000,000
0.280%, due 10/12/11[2]	14,000,000	14,000,000
0.040%, due 10/26/11[1]	13,500,000	13,499,655
0.280%, due 11/07/11[2]	13,000,000	13,000,000
0.300%, due 12/15/11[2]	10,000,000	10,000,000
0.270%, due 02/17/12[1]	15,000,000	14,984,588
0.110%, due 04/02/12	16,185,000	16,185,000
0.230%, due 08/03/12[1]	15,000,000	14,970,771
Federal Home Loan Mortgage Corp.*
0.172%, due 10/06/11[2]	15,000,000	14,990,325
Federal National Mortgage Association*
0.050%, due 11/02/11[1]	6,500,000	6,499,729
0.080%, due 11/09/11[1]	16,000,000	15,998,684
US Treasury Bills
0.040%, due 10/27/11[1]	20,000,000	19,999,465
US Treasury Notes
1.000%, due 12/31/11	15,000,000	15,027,845
0.875%, due 02/29/12	15,000,000	15,031,354
1.375%, due 03/15/12	12,000,000	12,070,690
1.000%, due 04/30/12	10,000,000	10,036,038
0.750%, due 05/31/12	30,000,000	30,103,603
1.875%, due 06/15/12	14,000,000	14,162,222
Total US government and agency obligations (cost—$296,558,717)		296,558,717

Certificates of deposit—16.78%
Banking-non-US—14.73%
Abbey National Treasury Services PLC
0.700%, due 10/17/11[2]	15,000,000	15,000,000
0.450%, due 10/18/11[2]	7,000,000	7,000,000
Bank of Nova Scotia
0.180%, due 10/03/11	5,000,000	5,000,000
BNP Paribas SA
0.399%, due 10/17/11[2]	7,000,000	7,000,000
Dnb NOR ASA
0.240%, due 12/28/11	13,000,000	13,000,000
Lloyds TSB Bank PLC
0.500%, due 10/19/11[2]	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 10/07/11	15,000,000	15,000,000
National Australia Bank Ltd.
0.269%, due 10/14/11[2]	7,000,000	7,000,000
0.270%, due 10/19/11[2]	3,000,000	2,999,973
Natixis
0.270%, due 10/05/11	15,000,000	15,000,000
0.388%, due 10/13/11[2]	7,000,000	7,000,000
Nordea Bank Finland
0.400%, due 06/12/12	12,500,000	12,500,000
Rabobank Nederland NV
0.310%, due 10/18/11[2]	7,000,000	7,000,000

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Royal Bank of Canada
0.260%, due 10/03/11[2]	6,500,000	6,500,000
0.275%, due 10/03/11[2]	5,500,000	5,500,000
0.260%, due 01/11/12	13,000,000	13,000,000
Royal Bank of Scotland PLC
0.553%, due 10/25/11[2]	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp.
0.140%, due 10/04/11	15,000,000	15,000,000
Toronto-Dominion Bank
0.080%, due 10/24/11	25,000,000	25,000,000
Westpac Banking Corp.
0.270%, due 10/03/11[2]	7,000,000	7,000,000
		215,499,973
Banking-US—2.05%
Bank of America N.A.
0.190%, due 10/04/11	15,000,000	15,000,000
State Street Bank & Trust Co.
0.150%, due 10/12/11	15,000,000	15,000,000
		30,000,000
Total certificates of deposit (cost—$245,499,973)		245,499,973

Commercial paper[1]—51.19%
Asset backed-banking US—1.03%
Atlantis One Funding
0.200%, due 10/03/11	15,000,000	15,000,000

Asset backed-miscellaneous—20.37%
Amsterdam Funding Corp.
0.230%, due 10/06/11	15,000,000	14,999,713
0.260%, due 10/21/11	15,000,000	14,998,050
Atlantic Asset Securitization LLC
0.650%, due 10/03/11	15,000,000	15,000,000
Barton Capital LLC
0.480%, due 10/03/11	15,000,000	15,000,000
Bryant Park Funding LLC
0.170%, due 10/04/11	30,000,000	29,999,858
0.170%, due 10/27/11	15,000,000	14,998,300
Falcon Asset Securitization Corp.
0.130%, due 10/07/11	15,000,000	14,999,783
Gotham Funding Corp.
0.230%, due 10/13/11	5,000,000	4,999,681
0.220%, due 10/21/11	20,000,000	19,997,800
Liberty Street Funding LLC
0.180%, due 10/06/11	20,000,000	19,999,700
Old Line Funding Corp.
0.190%, due 10/25/11	15,000,000	14,998,258
0.210%, due 11/14/11	20,000,000	19,995,100
Regency Markets No.1 LLC
0.250%, due 10/18/11	25,000,000	24,997,396
0.250%, due 10/20/11	18,000,000	17,997,875
Salisbury Receivables Co. LLC
0.220%, due 10/05/11	15,000,000	14,999,817
0.220%, due 10/13/11	5,000,000	4,999,694

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
0.190%, due 10/24/11	13,000,000	12,998,559
Sheffield Receivables Corp.
0.200%, due 11/02/11	15,000,000	14,997,500
Windmill Funding Corp.
0.270%, due 10/27/11	7,000,000	6,998,740
		297,975,824
Asset backed-securities—1.37%
Argento Variable Funding Co. LLC
0.270%, due 10/26/11	5,000,000	4,999,138
Grampian Funding LLC
0.270%, due 10/24/11	15,000,000	14,997,637
		19,996,775
Banking-non-US—4.37%
Commonwealth Bank of Australia
0.302%, due 10/06/11[2],[3]	5,000,000	4,999,996
0.180%, due 10/11/11	15,000,000	14,999,400
Credit Suisse
0.190%, due 10/12/11	14,000,000	13,999,335
0.320%, due 12/01/11	15,000,000	14,992,133
Royal Bank of Scotland PLC
0.170%, due 10/04/11	15,000,000	14,999,929
		63,990,793
Banking-US—17.22%
Barclays US Funding Corp.
0.080%, due 10/03/11	30,000,000	30,000,000
BNP Paribas Finance
0.140%, due 10/03/11	10,000,000	10,000,000
Deutsche Bank Financial LLC
0.230%, due 10/06/11	15,000,000	14,999,712
0.290%, due 10/19/11	15,000,000	14,998,067
ING (US) Funding LLC
0.180%, due 10/11/11	10,000,000	9,999,600
0.170%, due 10/14/11	15,000,000	14,999,221
0.360%, due 11/03/11	17,000,000	16,994,730
Kredietbank North American Finance Corp.
0.090%, due 10/03/11	15,000,000	15,000,000
Natixis US Finance Co. LLC
0.150%, due 10/03/11	30,000,000	30,000,000
Nordea N.A., Inc.
0.230%, due 12/07/11	5,000,000	4,997,924
Scotiabanc, Inc.
0.060%, due 10/26/11	30,000,000	29,998,850
Societe Generale N.A., Inc.
0.250%, due 10/03/11	45,000,000	45,000,000
State Street Corp.
0.150%, due 10/13/11	15,000,000	14,999,375
		251,987,479

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Finance-captive automotive—1.02%
Toyota Motor Credit Corp.
0.250%, due 12/29/11	15,000,000	14,990,937

Finance-noncaptive diversified—2.05%
General Electric Capital Corp.
0.080%, due 12/13/11	15,000,000	14,997,633
0.250%, due 01/17/12	15,000,000	14,988,959
		29,986,592
Insurance-life—3.76%
Axa Financial, Inc.
0.220%, due 10/03/11	15,000,000	15,000,000
Massachusetts Mutual Life Insurance Co.
0.060%, due 10/21/11	10,000,000	9,999,700
MetLife Short Term Funding LLC
0.180%, due 10/19/11	15,000,000	14,998,800
0.240%, due 11/21/11	15,000,000	14,995,100
		54,993,600
Total commercial paper (cost—$748,922,000)		748,922,000

Short-term corporate obligations—1.67%
Banking-non-US—1.23%
Svenska Handelsbanken
0.376%, due 12/08/11[2],[3]	11,000,000	11,000,000
Westpac Securities NZ Ltd.
0.392%, due 10/04/11[2],[3]	7,000,000	7,000,000
		18,000,000
Banking-US—0.44%
JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[2]	6,500,000	6,500,000
Total short-term corporate obligations (cost—$24,500,000)		24,500,000

Repurchase agreements—10.11%
Repurchase agreement dated 09/30/11 with Barclays Capital, Inc., 0.050% due 10/03/11, collateralized by $33,055,000 Federal Home Loan Bank obligations, 1.000% due 03/27/13 and $76,624,000 Federal National Mortgage Association obligations, 0.750% to 5.000% due 09/12/14 to 02/13/17; (value—$112,200,242); proceeds: $110,000,458	110,000,000	110,000,000
Repurchase agreement dated 09/30/11 with Deutsche Bank Securities Inc., 0.050% due 10/03/11, collateralized by $37,517,000 Federal National Mortgage Association obligations, 1.000% due 09/20/13; (value—$37,740,893); proceeds: $37,000,154	37,000,000	37,000,000

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/11 with State Street Bank & Trust Co., 0.010% due 10/03/11, collateralized by $1,009,123 Federal Home Loan Mortgage Corp. obligations, 0.900% due 09/12/14; (value—$1,010,607); proceeds: $990,001	990,000	990,000
Total repurchase agreements (cost—$147,990,000)		147,990,000
Total investments (cost—$1,463,470,690 which approximates cost for federal income tax purposes)[4]—100.02%		1,463,470,690
Liabilities in excess of other assets—(0.02)%		(352,597)
Net assets (applicable to 1,463,118,246 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,463,118,093

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.
2

Variable or floating rate security. The interest rate shown is the current rate as of September 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.57% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	296,558,717	—	296,558,717
Certificates of deposit	—	245,499,973	—	245,499,973
Commercial paper	—	748,922,000	—	748,922,000
Short-term corporate obligations	—	24,500,000	—	24,500,000
Repurchase agreements	—	147,990,000	—	147,990,000
Total	—	1,463,470,690	—	1,463,470,690

UBS RMA Money Fund Inc.

UBS Retirement Money Fund

Schedule of investments – September 30, 2011 (unaudited)

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	78.3
United Kingdom	4.9
Canada	3.8
Japan	3.1
Australia	3.0
France	2.0
Switzerland	2.0
Norway	0.9
Finland	0.8
Sweden	0.7
Netherlands	0.5
Total	100.0

Weighted average maturity - 39 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2011.

UBS RMA Money Fund Inc.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”).” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2011